Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010
Operating activities:
Net (loss)/income	$ (188)	$ 46,878	$ 45,344
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	65,297	62,878	63,767
Amortization of intangibles	2,314	1,477	652
Provision for bad debts	20	570	1,730
Deferred income taxes	(20,207)	(1,486)	19,516
Loss on impairments, including disposition of assets	13,772	6,916	3,059
Goodwill impairment	16,919
Equity in losses/(earnings) of unconsolidated franchises		574	328
Share-based compensation expense	5,914	7,863	7,266
Excess tax benefits from share-based compensation	(36)	(599)
Amortization of deferred gain on sale leaseback transactions	(78)
Loss/(gain) on acquisitions, including settlement losses	614	(6,676)
Other	1,476	708	1,941
Changes in operating assets and liabilities:
Receivables	1,296	265	(2,748)
Inventories	5,524	(2,453)	(7,788)
Income taxes	2,240	(4,126)	9,681
Prepaid and other assets	(799)	(1,013)	(2,281)
Accounts payable, accrued and other liabilities	18,173	4,516	(203)
Net cash provided by operating activities	112,251	116,292	140,264
Investing activities:
Purchases of property and equipment	(37,966)	(26,684)	(17,672)
Acquisition of franchise and other entities	(24,084)	(4,257)
Proceeds from sale-leaseback transactions	21,150
Proceeds from disposal of assets	5,994	6,741	5,479
Insurance proceeds from property claims	1,548
Reductions in Deferred Compensation Plan assets	244	535	694
Other, net	(641)	(827)	2,060
Net cash provided/(used) by investing activities	(33,755)	(24,492)	(9,439)
Financing activities:
Proceeds from issuance of senior unsecured notes	246,340
Net payments on revolving credit facility	(177,000)	(67,900)	(115,300)
Principal payments on long-term debt	(85,557)	(23,437)	(88,841)
Stock repurchases	(18,441)
Payments for debt issuance costs	(5,767)	(2,812)
Proceeds from issuance of stock, net of fees			73,125
Proceeds from exercise of stock options	355	1,903
Excess tax benefits from share-based compensation	36	599
Net cash provided/(used) by financing activities	(40,034)	(91,647)	(131,016)
(Decrease)/increase in cash and cash equivalents	38,462	153	(191)
Cash and short-term investments:
Beginning of year	9,722	9,569	9,760
End of year	48,184	9,722	9,569
Cash paid/(received) for:
Interest, net of amount capitalized	21,505	12,442	18,944
Income taxes, net	3,053	8,924	(14,100)
Significant non-cash investing and financing activities-
Retirement of fully depreciated assets	32,137	15,830	27,491
Reclassification of properties to/(from) assets held for sale or receivables	8,806	3,405	(8,175)
Assumption of debt and capital leases related to franchise partnership acquisitions		147,005
Liability for claim settlements and insurance receivables	$ (280)	$ (2,332)	$ 2,607